                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-9060

                              HOLLAND BALANCED FUND
               (Exact name of registrant as specified in charter)

                                 375 Park Avenue
                            New York, New York 10152
               (Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)   Copy to:

           MICHAEL F. HOLLAND
            375 PARK AVENUE
        NEW YORK, NEW YORK 10152

       Registrant's telephone number, including area code: (212) 486-2002

Date of fiscal year end: September 30, 2010

Date of reporting period: December 31, 2009

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ITEM 1. SCHEDULE OF INVESTMENTS.

Holland Series Fund, Inc.

Holland Balanced Fund - PORTFOLIO OF INVESTMENTS

December 31, 2009 (Unaudited)                                Shares        Value
-----------------------------                              ----------   -----------
COMMON STOCKS-67.9% (a)
COMPUTERS-4.7%
International Business Machines Corp.                          11,500   $ 1,505,350
                                                                        -----------
ELECTRONICS-9.9%
3M Co.                                                         19,100     1,578,997
Intel Corp.                                                    77,800     1,587,120
                                                                        -----------
                                                                          3,166,117
                                                                        -----------
ENTERTAINMENT & LEISURE-4.7%
The Walt Disney Co.                                            46,000     1,483,500
                                                                        -----------
FINANCIAL-6.4%
American Express Co.                                           30,000     1,215,600
JPMorgan Chase & Co.                                           20,000       833,400
                                                                        -----------
                                                                          2,049,000
                                                                        -----------
FOOD & BEVERAGES-4.3%
PepsiCo, Inc.                                                  22,500     1,368,000
                                                                        -----------
INSURANCE-7.0%
Berkshire Hathaway, Inc. Class A*                                  11     1,091,200
Chubb Corp                                                     23,000     1,131,140
                                                                        -----------
                                                                          2,222,340
                                                                        -----------
OIL/GAS-8.7%
Exxon Mobil Corp.                                              19,000     1,295,610
Schlumberger, Ltd.                                             22,800     1,484,052
                                                                        -----------
                                                                          2,779,662
                                                                        -----------
PHARMACEUTICALS-5.5%
Johnson & Johnson                                              21,500     1,384,815
Pfizer, Inc.                                                   20,000       363,800
                                                                        -----------
                                                                          1,748,615
                                                                        -----------
PRODUCER GOODS-2.5%
General Electric Co.                                           52,900       800,377
                                                                        -----------
RETAIL-5.3%
Home Depot, Inc.                                               21,000       607,530
Wal-Mart Stores, Inc.                                          20,000     1,069,000
                                                                        -----------
                                                                          1,676,530
                                                                        -----------

See Notes to Portfolio of Investments

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Holland Series Fund, Inc.

Holland Balanced Fund - PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2009 (Unaudited)                                Shares        Value
-----------------------------                              ----------   -----------
COMMON STOCKS - CONTINUED
SOFTWARE-4.9%
Microsoft Corp.                                                51,000   $ 1,554,990
                                                                        -----------
TELECOMMUNICATIONS-4.0%
Comcast Corp.  Class A                                         75,000     1,264,500
                                                                        -----------
      Total Common Stocks (Cost-$19,529,613)                             21,618,981
                                                                        -----------

                                                            Principal
                                                           ----------
U.S. GOVERNMENT SECURITIES-28.9%
U.S. TREASURY NOTES-28.9%
United States Treasury Note, 5.000%
   due 2/15/11                                             $  500,000       524,004
United States Treasury Note**, 3.500%
   due 1/15/11                                              8,383,770     8,696,200
                                                                        -----------
      Total U.S. Government Securities (Cost-$8,923,187)                  9,220,204
                                                                        -----------
REPURCHASE AGREEMENT-3.2%
State Street Bank and Trust Co. Repurchase Agreement,
   0.005% due 01/04/10 in the amount of $1,025,000;
   issued 12/31/09 (Collateralized by $1,005,000
   FHLB, 0.40% due 09/17/10 with a market value of
   $1,045,502) (Cost $1,025,000)                            1,025,000     1,025,000
                                                                        -----------
Total Investments-100.0% (Cost-$29,477,800)                              31,864,185
                                                                        -----------
OTHER ASSETS IN EXCESS OF LIABILITIES -0%#                                  132,637
                                                                        -----------
NET ASSETS--100%                                                        $31,996,822
                                                                        ===========

(a) All percentages are based on the net assets of the Holland Balanced Fund (the "Fund") as of December 31, 2009.

*    Non-income producing

**   Treasury Inflation-Protection Security (TIPS)

#    Percentage is less than 0.01%

See Notes to Portfolio of Investments

Holland Series Fund, Inc.

Holland Balanced Fund - PORTFOLIO OF INVESTMENTS

NOTES TO PORTFOLIO OF INVESTMENTS

ORGANIZATION

The Holland Series Fund, Inc. (the "Company") was organized as a Maryland corporation on June 26, 1995 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end, management investment company. The Company currently has one portfolio, the Holland Balanced Fund.

TAX BASIS OF INVESTMENTS

At December 31, 2009, the U.S. Federal income tax cost basis of investments was $29,477,800. Net unrealized appreciation of the Fund's investment securities was $2,386,385 of which $4,210,338 related to appreciated investment securities and $1,823,953 related to depreciated investment securities.

SECURITY VALUATION

Securities traded on an exchange are valued at their last sales price on that exchange. Securities for which over-the-counter market quotations are available are valued at the latest bid price. The Fund uses the NASDAQ Official Closing Price, when available. Debt securities purchased with sixty days or less remaining to maturity are valued at amortized cost which approximates fair value.

Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Directors of the Fund.

The Fund began using Financial Accounting Standards Board ("FASB") Accounting Standards Codification No. 820, Fair Value Measurements ("ASC 820"), effective October 1, 2008. In accordance with ASC 820, fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

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Holland Series Fund, Inc.

Holland Balanced Fund - PORTFOLIO OF INVESTMENTS

     -    Level 1 - quoted prices in active markets for identical investments

     - Level 2 - using other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

     - Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

These inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2009 in valuing the Fund's asset and liabilities carried at value:

                                  Level 1       Level 2     Level 3      Total
                                -----------   -----------   -------   -----------
Investments in Securities
   Common Stocks                $21,618,981   $        --     $--     $21,618,981
   Short Term Investments                --     1,025,000      --       1,025,000
   U.S. Government Securities            --     9,220,204      --       9,220,204
                                -----------   -----------     ---     -----------
Total                           $21,618,981   $10,245,204     $--     $31,864,185
                                -----------   -----------     ---     -----------

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the Fund's most recent semi-annual report previously files with the Securities and Exchange Commission on Form N-CSR.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's president and treasurer has evaluated the registrant's disclosure controls and procedures within 90 days of this filing and has concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported timely.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal controls over financial reporting.

ITEM 3. EXHIBITS.

The certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

HOLLAND SERIES FUND, INC.


By: /s/ Michael F. Holland
    ---------------------------------
    Michael F. Holland
    President of the Holland Series
    Fund, Inc.

Date: February 22, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.


By: /s/ Michael F. Holland
    ---------------------------------
    Michael F. Holland
    President and Treasurer of the
    Holland Series Fund, Inc.

Date: February 22, 2010